Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 334	$ 9,297
Argentine Central Bank (BCRA)	13,195	30,460
Financial Institutions	14,700,600	14,697,129
Loans	14,700,600	14,697,129
Non-financial Private Sector and Residents Abroad	548,953,562	508,591,528
Loans	537,206,661	492,932,211
Financial Leases	1,855,070	3,030,008
Other Financing	9,891,831	12,629,309
Less: Allowances	(37,233,572)	(35,184,262)
Total	526,434,119	488,144,152
Advances [member]
Disclosure of loans and other financing [line items]
Loans	29,219,431	21,635,827
Notes [member]
Disclosure of loans and other financing [line items]
Loans	143,769,344	102,214,820
Mortgages [member]
Disclosure of loans and other financing [line items]
Loans	16,486,335	20,492,746
Pledge Loans [member]
Disclosure of loans and other financing [line items]
Loans	11,586,593	4,368,295
Personal loans [member]
Disclosure of loans and other financing [line items]
Loans	36,504,158	37,637,281
Credit cards loans [member]
Disclosure of loans and other financing [line items]
Loans	241,793,015	203,475,676
Other loans [member]
Disclosure of loans and other financing [line items]
Loans	36,431,415	84,111,147
Accrued interest adjustments and quotation differences receivable [member]
Disclosure of loans and other financing [line items]
Loans	23,649,868	20,755,403
Documented Interest [member]
Disclosure of loans and other financing [line items]
Loans	$ (2,233,498)	$ (1,758,984)